ORGANIZATION (Details Narrative) - Securities Purchase Agreement [Member] - Pennsylvania Corporation [Member]	Jul. 10, 2020 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired	1,000
Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions	47,500
Series D Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions	18,667
Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions	500